STOCKHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2017
Stockholders' Equity Note [Abstract]
Schedule of Common Stock
Composition:

December 31, 2017 and 2016	Registered	Issued and outstanding
Ordinary shares of NIS 0.33⅓ each	60,000,000	23,475,431